Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement
Revenues	$ 213,630	$ 392,599
Cost of sales	(63,700)	(262,881)
Depletion of royalty, stream and other interests	(45,605)	(47,009)
Gross profit	104,325	82,709
Other operating expenses
General and administrative	(25,901)	(23,682)
Business development	(10,290)	(6,122)
Gain on disposal of stream and offtake interests	0	7,636
Exploration and evaluation	(131)	(191)
Impairment of assets	(26,300)	(243,576)
Operating income (loss)	41,703	(183,226)
Interest income	4,582	4,632
Finance costs	(26,131)	(23,548)
Foreign exchange gain (loss)	1,023	(1,859)
Share of loss of associates	(7,657)	(22,209)
Other gains (losses), net	13,622	(48,385)
Earnings (loss) before income taxes	27,142	(274,595)
Income tax (expense) recovery	(10,913)	40,400
Net earnings (loss)	16,229	(234,195)
Net earnings (loss) attributable to:
Osisko Gold Royalties Ltd's shareholders	16,876	$ (234,195)
Non-controlling interests	$ (647)
Net earnings (loss) per share attributable to Osisko Gold Royalties Ltd's shareholders
Basic and diluted (in dollars per share)	$ 0.10	$ (1.55)